Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Card issuer costs		R$ 4,505,290	R$ 3,043,591	R$ 1,680,441
Card scheme fees		882,091	653,224	432,361
Freight and maintenance costs		250,323	242,834	212,813
Key management personnel compensation, other long-term employee benefits		79,447	370,629	207,012
Early payment of receivables		1,233,045	426,992	49,204
Amount of interests on deposits		654,903	105,568	8,083
Increase of bank accounts		918,390	173,238	35,533
Amount of losses on digital accounts		430,895	386,143	171,925
Amount of provision for delinquency rate of credit portfolio		553,592	278,125	116,384
Charge backs	R$ 73,356
Provision of POS devices		199,868
Software disposals		40,213
Amount of the impairment of our investment in BoletoFlex		12,602
Payment agreement related to Pagphone with our POS supplier		10,000
Increased consumption of software and cloud services		R$ 432,391	326,070	R$ 233,660
Reversal of value-added tax on sales and services			R$ 29,114